Employee benefit expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Classes Of Employee Benefits Expense [Abstract]
Wages and salaries	$ 305,367	$ 331,521
Statutory and company benefits	50,477	60,334
Expenses related to defined benefit plans	3,527	5,208
Expenses related to defined contribution plans	13,431	15,929
Equity-settled share-based compensation	18,821	18,433
Cash-settled share-based compensation	3,597	134
Employee benefit expense	$ 395,220	$ 431,559